Organization and Principal Activities - Schedule of Consolidated Statements of Cash Flow Activities (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Consolidated Statements of Cash Flow Activities [Line Items]
Net cash provided by operating activities	¥ 100,323	$ 13,744	¥ 42,562	¥ 155,897
Net cash used in investing activities	(19,440)	(2,663)	(42,554)	(122,236)
Net cash (used in) provided by financing activities	¥ 216	$ 30	¥ 836	¥ (198)